Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

(9) Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2025	2024
Current income tax expense
Federal	$5,032	3,081
State	556	464
	5,588	3,545
Deferred income tax expense (benefit)
Federal	197	693
State	235	338
	432	1,031

Total income tax expense	$6,020	4,576

The following is a reconciliation of the statutory federal income tax expense to the Company’s effective tax rate:

(Dollars in thousands)
	2025		2024

Tax-expense at the statutory rate	$5,428	21.0%	4,398	21.0%
State income tax, net of federal income tax effect	685	2.6%	635	3.0%
Increases (decreases):
Tax credits	(10)	0.0%	(10)	-0.1%

Nontaxable and nondeductible items, net
Tax-exempt income	(98)	-0.4%	(114)	-0.5%
Increase in cash surrender value of life insurance	(126)	-0.5%	(165)	-0.7%
Nondeductible interest and other expense	20	0.1%	24	0.1%
Other	44	0.2%	0	0.0%

Other
Interest received related to tax position	-	0.0%	(260)	-1.2%
Other	77	0.3%	68	0.3%

Total income tax expenses	$6,020	23.3%	4,576	21.9%

State taxes in North Carolina made up the majority (greater than 50%) of the tax effect in the table above.

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2025 and 2024.

(Dollars in thousands)
	2025	2024
Deferred tax assets:
Allowance for credit losses	$2,603	2,485
Accrued retirement expense	1,251	1,215
Other real estate	7	-
Restricted stock	238	238
Interest income on nonaccrual loans	2	4
Lease liability	816	926
Unrealized loss on available for sale securities	7,649	11,412
Total gross deferred tax assets	12,566	16,280

Deferred tax liabilities:
Deferred loan fees	103	160
Accumulated depreciation	956	375
Prepaid expenses	379	296
ROU Asset	786	899
Other	99	259
Total gross deferred tax liabilities	2,323	1,989

Net deferred tax asset	$10,243	14,291

The following table presents cash paid for federal and state income taxes net of refunds:

(Dollars in thousands)
	2025	2024

Federal	$4,350	3,788
State:
North Carolina	446	673
Other	67	77
Total State	513	750

Total income taxes paid, net of refunds received	$4,863	4,538

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

As of December 31, 2025, the Company’s Federal income tax filings for years 2022 through 2024 are open to examination by the Internal Revenue Service. The Company’s North Carolina income tax returns for years 2022 through 2024 are open to examination by the North Carolina Department of Revenue.